ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (668,673)	$ (91,608)	¥ (356,369)	¥ (290,339)
Total operating expenses	(4,280,472)	(586,422)	(2,319,612)	(1,915,216)
Loss from operations	(1,181,833)	(161,910)	(149,006)	(118,052)
(Loss)/income before provision for income tax and share of results of equity investees	(1,040,322)	(142,523)	12,524	(2,533)
Net income/(loss)	(1,048,954)	(143,706)	(7,298)	13,172
Parent [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(19,828)	(2,716)	(8,477)	(8,807)
Total operating expenses	(19,828)	(2,716)	(8,477)	(8,807)
Loss from operations	(19,828)	(2,716)	(8,477)	(8,807)
Equity in gain/(loss) of subsidiaries and VIEs	(1,051,659)	(144,077)	(28,414)	45,545
(Loss)/income from non-operations	22,533	3,087	29,593	(23,566)
(Loss)/income before provision for income tax and share of results of equity investees	(1,048,954)	(143,706)	(7,298)	13,172
Net income/(loss)	¥ (1,048,954)	$ (143,706)	¥ (7,298)	¥ 13,172